Share-based payments - Summary of Movements in RSUs (Details) - RSUs	6 Months Ended
Jun. 30, 2024 shares $ / shares
RSUs
Beginning Outstanding (in shares) | shares	3,745,781
New grants during the period (in shares) | shares	299,910
Forfeited during the period (in shares) | shares	(519,953)
Vested during the period (in shares) | shares	(815,940)
Ending Outstanding (in shares) | shares	2,709,798
Weighted Average Fair Value
Beginning Outstanding (in dollars per share) | $ / shares	$ 7.04
New grants during the period (in dollars per share) | $ / shares	11.02
Forfeited during the period (in dollars per share) | $ / shares	7.85
Vested during the period (in dollars per share) | $ / shares	7.00
Ending Outstanding (in dollars per share) | $ / shares	$ 7.33